UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21280

Name of Fund: BlackRock Credit Allocation Income Trust III (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust III, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Atrium CDO Corp., Series 5A, Class A4, 0.87%, 7/20/20 (a)(b)	USD	1,300	$1,056,250
Total Asset-Backed Securities – 0.5%			1,056,250

Corporate Bonds
Aerospace & Defense — 1.1%
BE Aerospace, Inc., 8.50%, 7/01/18	1,215	1,339,538
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18	290	300,150
7.13%, 3/15/21	300	313,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	460	486,450
		2,439,638
Airlines — 0.9%
American Airlines Pass-Through Trust, Class A:
Series 2011-1, 5.25%, 7/31/22	621	593,363
Series 2011-2, 8.63%, 4/15/23	265	282,225
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 11/10/18	650	680,482
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24	520	535,446
		2,091,516
Auto Components — 0.8%
Delphi Corp., 6.13%, 5/15/21 (a)	280	294,000
Icahn Enterprises LP:
7.75%, 1/15/16	290	301,600
8.00%, 1/15/18 (a)	130	134,875
8.00%, 1/15/18	1,000	1,037,500
		1,767,975
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17	955	1,069,600
Building Products — 0.4%
Building Materials Corp. of America (a):
7.00%, 2/15/20	180	194,400
6.75%, 5/01/21	570	612,750
		807,150

Corporate Bonds	Par (000)		Value
Capital Markets — 3.7%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)	USD	1,500	$1,655,379
E*Trade Financial Corp., 12.50%, 11/30/17 (d)		900	1,041,750
Goldman Sachs Group, Inc.,:
5.75%, 1/24/22		1,100	1,140,193
6.25%, 2/01/41 (c)		2,150	2,196,554
Morgan Stanley, 5.50%, 7/28/21 (c)(e)		1,600	1,582,083
UBS AG, 2.25%, 1/28/14 (c)		775	770,538
			8,386,497
Chemicals — 1.1%
Ashland, Inc., 9.13%, 6/01/17		245	274,706
Celanese US Holdings LLC, 5.88%, 6/15/21		760	817,000
Lyondell Chemical Co., 11.00%, 5/01/18		777	850,776
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		135	146,812
Solutia, Inc., 7.88%, 3/15/20		415	487,625
			2,576,919
Commercial Banks — 4.3%
Amsouth Bank, Series AI, 4.85%, 4/01/13		525	522,375
Asciano Finance Ltd., 5.00%, 4/07/18 (a)		425	438,614
Associated Banc-Corp, 5.13%, 3/28/16		1,070	1,139,116
Barclays Bank Plc, 5.93% (a)(b)(f)(g)		1,700	1,453,500
Branch Banking & Trust Co. (b):
0.86%, 9/13/16		550	509,775
0.80%, 5/23/17		325	296,868
CIT Group, Inc.:
7.00%, 5/02/16 (a)		720	722,700
7.00%, 5/01/17		605	605,756
7.00%, 5/02/17 (a)		180	180,450
Discover Bank, 8.70%, 11/18/19		550	650,518
Regions Financial Corp.:
4.88%, 4/26/13		1,225	1,228,062
5.75%, 6/15/15		850	867,340

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
RESPARCS Funding LP I, 8.00% (f)(g)(h)	USD	4,000	$1,160,000
			9,775,074
Commercial Services & Supplies — 3.8%
Aviation Capital Group Corp. (a)(c):
7.13%, 10/15/20		4,500	4,534,873
6.75%, 4/06/21		1,125	1,086,896
Casella Waste Systems, Inc., 7.75%, 2/15/19		336	336,000
Clean Harbors, Inc., 7.63%, 8/15/16		630	667,800
Corrections Corp. of America, 7.75%, 6/01/17		1,600	1,737,000
Iron Mountain, Inc., 7.75%, 10/01/19		190	208,050
Mobile Mini, Inc., 7.88%, 12/01/20		135	139,219
			8,709,838
Communications Equipment — 1.0%
Avaya, Inc., 9.75%, 11/01/15		400	383,000
Brocade Communications Systems, Inc., 6.88%, 1/15/20 (c)		1,450	1,595,000
EH Holding Corp., 6.50%, 6/15/19 (a)		210	218,663
			2,196,663
Consumer Finance — 5.3%
American Express Credit Corp., 2.75%, 9/15/15 (c)		2,900	2,985,936
Capital One Bank USA NA, 8.80%, 7/15/19		1,625	1,965,246
Daimler Finance North America LLC, 2.63%, 9/15/16 (a)(c)		1,650	1,658,126
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		1,420	1,562,000
5.88%, 8/02/21		200	218,690
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		870	916,762
SLM Corp., 6.25%, 1/25/16		2,365	2,414,033
Toll Brothers Finance Corp., 5.88%, 2/15/22 (i)		200	199,996
			11,920,789
Containers & Packaging — 1.4%
Ball Corp.:
7.13%, 9/01/16		850	926,500
6.75%, 9/15/20		1,070	1,182,350
Crown Americas LLC, 6.25%, 2/01/21 (a)		400	435,000
Graphic Packaging International, Inc., 9.50%, 6/15/17		325	358,312
Rock-Tenn Co., 9.25%, 3/15/16		150	157,313

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
Sealed Air Corp., 8.38%, 9/15/21 (a)	USD	65	$73,125
			3,132,600
Diversified Financial Services — 7.8%
Ally Financial, Inc.:
4.50%, 2/11/14		400	399,952
8.30%, 2/12/15		780	860,434
8.00%, 11/01/31		700	742,875
Bank of America Corp. (c):
5.30%, 3/15/17		2,440	2,427,880
5.00%, 5/13/21		3,625	3,547,371
Citigroup, Inc. (c):
6.38%, 8/12/14		625	676,571
4.59%, 12/15/15 (e)		475	498,802
8.50%, 5/22/19		550	672,004
Countrywide Financial Corp., 6.25%, 5/15/16 (c)		1,569	1,578,689
DPL, Inc., 7.25%, 10/15/21 (a)		430	478,375
General Motors Financial Co., Inc., 6.75%, 6/01/18 (a)		250	260,000
ING Bank NV, 5.00%, 6/09/21 (a)(c)		1,150	1,175,443
Intesa Sanpaolo SpA:
2.38%, 12/21/12 (c)(e)		1,700	1,649,751
6.50%, 2/24/21 (a)		300	276,869
Moody’s Corp., 6.06%, 9/07/17		1,500	1,568,389
Reynolds Group Issuer, Inc. (a):
7.13%, 4/15/19		115	120,750
7.88%, 8/15/19		420	452,550
6.88%, 2/15/21		105	109,462
WMG Acquisition Corp., 9.50%, 6/15/16 (a)		100	108,750
			17,604,917
Diversified Telecommunication Services — 4.9%
AT&T, Inc., 6.30%, 1/15/38 (c)		2,000	2,439,006
France Telecom SA, 4.13%, 9/14/21		325	337,573
Level 3 Financing, Inc. (a):
8.13%, 7/01/19		1,367	1,377,252
8.63%, 7/15/20		420	430,500
Qwest Corp., 8.38%, 5/01/16		1,360	1,583,617
Telecom Italia Capital SA, 6.18%, 6/18/14		500	502,500
Telefonica Emisiones SAU, 5.46%, 2/16/21		660	655,715
Verizon Communications, Inc. (c):
1.95%, 3/28/14		1,775	1,819,664
7.35%, 4/01/39		1,150	1,612,452
Windstream Corp., 7.88%, 11/01/17		400	442,000
			11,200,279

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities — 1.8%
Duke Energy Corp., 3.55%, 9/15/21	USD	825	$858,851
Progress Energy, Inc., 7.00%, 10/30/31 (c)		2,000	2,677,936
Southern Co., 1.95%, 9/01/16		475	484,187
			4,020,974
Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18		400	466,000
NXP BV, 3.32%, 10/15/13 (b)		198	197,505
			663,505
Energy Equipment & Services — 3.0%
Atwood Oceanics, Inc., 6.50%, 2/01/20		55	56,925
Energy Transfer Partners LP, 5.20%, 2/01/22		1,500	1,584,039
Ensco Plc, 4.70%, 3/15/21		960	1,028,764
Frac Tech Services LLC, 7.63%, 11/15/18 (a)		525	559,125
Key Energy Services, Inc., 6.75%, 3/01/21		360	369,000
MEG Energy Corp., 6.50%, 3/15/21 (a)		465	485,925
Oil States International, Inc., 6.50%, 6/01/19		245	260,313
Peabody Energy Corp., 6.25%, 11/15/21 (a)		1,110	1,143,300
Transocean, Inc.:
6.50%, 11/15/20		545	603,550
6.38%, 12/15/21		660	748,425
			6,839,366
Food & Staples Retailing — 1.6%
Wal-Mart Stores, Inc. (c):
5.25%, 9/01/35		1,850	2,181,981
6.20%, 4/15/38		1,075	1,422,833
			3,604,814
Food Products — 0.9%
Kraft Foods, Inc.:
6.50%, 8/11/17		800	964,965
6.13%, 8/23/18		800	964,613
Smithfield Foods, Inc., 10.00%, 7/15/14		187	219,725
			2,149,303
Gas Utilities — 0.3%
El Paso Natural Gas Co., 8.63%, 1/15/22		335	424,617
Targa Resources Partners LP, 6.88%, 2/01/21 (a)		240	250,200
			674,817
Health Care Equipment & Supplies — 0.6%
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		1,000	1,127,500

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (concluded)
Teleflex, Inc., 6.88%, 6/01/19	USD	240	$256,800
			1,384,300
Health Care Providers & Services — 3.9%
Aetna, Inc., 6.75%, 12/15/37 (c)		850	1,089,504
Aviv Healthcare Properties LP, 7.75%, 2/15/19		220	220,550
HCA, Inc.:
8.50%, 4/15/19		105	116,550
6.50%, 2/15/20		1,145	1,213,700
7.25%, 9/15/20		1,645	1,770,431
Health Management Associates, Inc., 7.38%, 1/15/20 (a)		230	236,900
INC Research LLC, 11.50%, 7/15/19 (a)		340	312,800
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		110	99,550
Tenet Healthcare Corp.:
10.00%, 5/01/18		745	858,612
8.88%, 7/01/19		550	622,188
UnitedHealth Group, Inc., 6.88%, 2/15/38 (c)		1,725	2,359,448
			8,900,233
Health Care Technology — 0.9%
Amgen, Inc.:
5.15%, 11/15/41		2,015	2,139,257
5.65%, 6/15/42		20	22,493
			2,161,750
Independent Power Producers & Energy Traders — 1.1%
AES Corp.:
9.75%, 4/15/16		480	564,000
7.38%, 7/01/21 (a)		160	176,800
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)		375	404,063
Calpine Corp., 7.25%, 10/15/17 (a)		220	229,900
Energy Future Intermediate Holding Co., LLC, 10.00%, 12/01/20		850	915,875
Laredo Petroleum, Inc., 9.50%, 2/15/19		140	152,950
			2,443,588
Insurance — 7.1%
The Allstate Corp., 6.50%, 5/15/67 (b)		900	850,500
American International Group, Inc.:
6.40%, 12/15/20 (c)		810	881,045
8.18%, 5/15/68 (b)		400	386,000
Aon Corp., 5.00%, 9/30/20		1,500	1,685,337
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		1,500	1,437,159
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)		525	533,135
Genworth Financial, Inc., 7.63%, 9/24/21		480	476,098

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Manulife Financial Corp., 4.90%, 9/17/20	USD	1,075	$1,108,963
MetLife, Inc., 6.40%, 12/15/66		900	876,991
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		210	184,800
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)(c)		1,800	2,209,988
Principal Financial Group, Inc., 8.88%, 5/15/19		475	604,346
Prudential Financial, Inc., 6.63%, 12/01/37 (c)		1,725	2,014,646
Swiss Re Capital I LP, 6.85% (a)(b)(f)		1,000	899,467
XL Group Ltd., 5.75%, 10/01/21 (c)		1,740	1,911,065
			16,059,540
IT Services — 0.6%
Eagle Parent, Inc., 8.63%, 5/01/19 (a)		340	340,000
First Data Corp. (a):
7.38%, 6/15/19 (c)		355	354,112
8.25%, 1/15/21		45	41,625
12.63%, 1/15/21		365	353,138
SunGard Data Systems, Inc., 7.38%, 11/15/18		350	369,250
			1,458,125
Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		1,830	2,026,725
Life Technologies Corp., 6.00%, 3/01/20		2,000	2,258,402
			4,285,127
Machinery — 1.2%
AGY Holding Corp., 11.00%, 11/15 /14 (a)		390	159,900
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14 (c)		1,725	2,000,051
Navistar International Corp., 8.25%, 11/01/21		427	461,160
			2,621,111
Media — 9.6%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		190	208,763
CCH II LLC, 13.50%, 11/30/16		1,128	1,300,020
Comcast Corp., 6.30%, 11/15/17 (c)		1,725	2,075,746
Cox Communications, Inc., 8.38%, 3/01/39 (a)		1,725	2,354,668
CSC Holdings LLC:
8.50%, 4/15/14		330	367,125
8.63%, 2/15/19		580	677,150
DIRECTV Holdings LLC, 5.00%, 3/01/21 (c)		1,250	1,374,901

Corporate Bonds	Par (000)		Value
Media (concluded)
DISH DBS Corp., 7.00%, 10/01/13	USD	850	$909,500
Intelsat Luxemburg SA (d):
11.50%, 2/04/17 (a)		50	50,250
11.50%, 2/04/17		190	190,950
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		575	657,656
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)		500	533,750
News America, Inc., 6.15%, 3/01/37 (c)		2,000	2,276,672
The New York Times Co., 6.63%, 12/15/16		1,725	1,746,563
Time Warner Cable, Inc., 6.75%, 6/15/39		1,950	2,342,997
Time Warner, Inc., 7.70%, 5/01/32		2,000	2,654,586
Unitymedia Hessen GmbH & Co. KG, (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)		505	545,400
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		1,300	1,397,500
			21,664,197
Metals & Mining — 2.2%
Alcoa, Inc., 5.40%, 4/15/21		290	304,470
Barrick Gold Corp., 2.90%, 5/30/16 (c)		550	571,538
Barrick North America Finance LLC, 5.70%, 5/30/41 (c)		650	781,100
Freeport-McMoRan Corp., 7.13%, 11/01/27		1,400	1,678,051
Novelis, Inc., 8.75%, 12/15/20		470	525,225
Teck Resources Ltd., 10.75%, 5/15/19 (c)		850	1,039,083
			4,899,467
Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17		1,500	1,710,472
6.50%, 5/01/18		1,600	1,876,458
			3,586,930
Multiline Retail — 0.6%
JC Penney Co., Inc., 5.65%, 6/01/20		1,400	1,403,500
Oil, Gas & Consumable Fuels — 13.2%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		270	267,300
Anadarko Petroleum Corp.:
5.95%, 9/15/16		497	570,584
6.38%, 9/15/17		12	14,194
Arch Coal, Inc. (a):
7.00%, 6/15/19		115	115,288
7.25%, 6/15/21		290	291,450
BP Capital Markets Plc:
3.88%, 3/10/15		700	756,011
3.20%, 3/11/16 (c)		925	983,535

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP, 4.88%, 2/01/21	USD	475	$504,147
Chesapeake Energy Corp., 6.13%, 2/15/21 (c)		675	664,875
Chesapeake Midstream Partners LP (a):
5.88%, 4/15/21		285	287,138
6.13%, 7/15/22		230	234,025
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (a)		70	70,350
Consol Energy, Inc., 6.38%, 3/01/21 (a)		220	217,250
Copano Energy LLC, 7.13%, 4/01/21		270	278,100
DCP Midstream LLC, 4.75%, 9/30/21 (a)		625	659,442
Denbury Resources, Inc., 6.38%, 8/15/21		280	303,100
El Paso Corp., 7.00%, 6/15/17		690	764,076
El Paso Pipeline Partners Operating Co., LLC:
6.50%, 4/01/20		680	759,483
5.00%, 10/01/21		300	313,925
Enbridge Energy Partners LP, 9.88%, 3/01/19		1,000	1,336,748
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		500	516,250
Enterprise Products Operating LLC, 6.65%, 4/15/18		2,000	2,394,952
Forest Oil Corp., 8.50%, 2/15/14		600	654,000
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20 (c)		2,000	2,372,578
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (a)		205	212,175
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (a)		110	116,600
Linn Energy LLC, 7.75%, 2/01/21		465	501,037
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)		650	669,662
MarkWest Energy Partners LP, 6.25%, 6/15/22 (i)		255	270,938
Newfield Exploration Co., 6.88%, 2/01/20		275	294,250
Nexen, Inc., 6.40%, 5/15/37		750	845,966
Oasis Petroleum, Inc.:
7.25%, 2/01/19 (a)		165	173,250
6.50%, 11/01/21 (i)		145	146,450
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		575	593,975
ONEOK Partners LP, 8.63%, 3/01/19		1,725	2,218,134
Petrobras International Finance Co., 3.88%, 1/27/16		1,800	1,842,993

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Petrohawk Energy Corp.:
10.50%, 8/01/14	USD	300	$333,375
6.25%, 6/01/19		345	385,969
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		310	322,400
Pioneer Natural Resources Co.:
6.65%, 3/15/17		320	363,446
6.88%, 5/01/18		240	276,287
Plains Exploration & Production Co.:
10.00%, 3/01/16		200	225,000
8.63%, 10/15/19		270	303,750
6.75%, 2/01/22		320	348,000
Precision Drilling Corp., 6.50%, 12/15/21 (a)		210	215,775
Premier Oil Plc, 5.11%, 6/09/18		1,625	1,673,750
Range Resources Corp., 6.75%, 8/01/20		415	454,425
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)		350	355,250
SM Energy Co. (a):
6.63%, 2/15/19		110	115,500
6.50%, 11/15/21		165	172,838
Western Gas Partners LP, 5.38%, 6/01/21		725	766,615
The Williams Cos., Inc., 8.75%, 3/15/32		247	326,415
			29,853,026
Paper & Forest Products — 3.6%
Boise Paper Holdings LLC:
9.00%, 11/01/17		140	152,600
8.00%, 4/01/20		310	331,700
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		1,635	1,812,343
International Paper Co.:
7.50%, 8/15/21		1,625	2,067,067
8.70%, 6/15/38		900	1,256,485
7.30%, 11/15/39		1,725	2,161,404
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		160	167,400
Verso Paper Holdings LLC, 11.50%, 7/01/14		170	175,100
			8,124,099
Pharmaceuticals — 3.2%
Merck & Co., Inc. (c):
6.50%, 12/01/33		990	1,389,581
6.55%, 9/15/37		554	775,732
Pfizer, Inc., 7.20%, 3/15/39 (c)		2,500	3,744,840
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		125	126,875
Watson Pharmaceuticals, Inc., 6.13%, 8/15/19		1,021	1,211,683
			7,248,711

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16	USD	100	$104,000
Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (c)		1,725	2,025,586
Developers Diversified Realty Corp.:
4.75%, 4/15/18		315	317,317
7.88%, 9/01/20		375	443,572
ERP Operating LP, 5.75%, 6/15/17		1,715	1,951,655
HCP, Inc., 5.38%, 2/01/21		500	552,541
UDR, Inc., 4.25%, 6/01/18		725	757,648
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		550	566,774
			6,615,093
Real Estate Management & Development — 0.2%
Realogy Corp., 7.63%, 1/15/20 (a)		295	295,000
Shea Homes LP, 8.63%, 5/15/19 (a)		230	230,000
			525,000
Road & Rail — 1.6%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		54	56,835
Florida East Coast Railway Corp., 8.13%, 2/01/17		80	80,000
The Hertz Corp., 6.75%, 4/15/19		518	534,835
Norfolk Southern Corp., 6.00%, 3/15/05 (c)		2,500	2,988,917
			3,660,587
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		400	432,000
KLA-Tencor Corp., 6.90%, 5/01/18		918	1,085,379
			1,517,379
Specialty Retail — 1.2%
AutoNation, Inc., 6.75%, 4/15/18		940	1,005,800
Limited Brands, Inc., 7.00%, 5/01/20		470	521,700
QVC, Inc., 7.38%, 10/15/20 (a)		50	54,625
Sally Holdings LLC, 6.88%, 11/15/19 (a)(c)		290	310,300
VF Corp., 5.95%, 11/01/17		725	859,701
			2,752,126
Tobacco — 2.4%
Altria Group, Inc.:
9.25%, 8/06/19		0.00	0.00
10.20%, 2/06/39 (c)		1,919	3,041,546
Lorillard Tobacco Co., 3.50%, 8/04/16		1,175	1,204,008
Philip Morris International, Inc., 2.50%, 5/16/16 (c)		1,225	1,275,604
			5,521,158

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services — 4.9%
American Tower Corp.:
4.50%, 1/15/18	USD	925	$944,783
5.05%, 9/01/20		500	506,790
Cricket Communications, Inc., 7.75%, 5/15/16		325	344,500
Crown Castle International Corp., 9.00%, 1/15/15		430	468,700
Crown Castle Towers LLC (a):
5.50%, 1/15/37		575	629,946
4.17%, 8/15/37		1,000	1,029,012
6.11%, 1/15/40		625	701,005
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (a)		150	156,750
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		395	395,000
SBA Tower Trust, 5.10%, 4/15/42 (a)		2,500	2,679,500
Sprint Capital Corp., 6.88%, 11/15/28		210	155,663
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		1,180	1,271,450
			11,085,911
Total Corporate Bonds – 110.1%			249,507,192

Preferred Securities
Capital Trusts
Capital Markets — 3.5%
State Street Capital Trust III, 5.54% (b)(f)	1,385	1,388,587
State Street Capital Trust IV, 1.55% (b)(f)	9,675	6,533,402
		7,921,989
Commercial Banks — 2.6%
Barclays Bank Plc, 7.43% (a)(b)(c)(f)	325	318,500
BNP Paribas, 7.20% (a)(b)(c)(f)	700	553,000
Credit Agricole SA (a)(b)(c)(f):
6.64%,	725	514,750
8.38%,	725	594,500
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	1,095	815,775
FCB/NC Capital Trust I, 8.05%, 3/01/28	1,100	1,122,438
National City Preferred Capital Trust I, 12.00% (b)(f)	600	639,894
NBP Capital Trust III, 7.38% (f)	2,000	1,396,000
		5,954,857
Consumer Finance — 0.3%
Capital One Financial Corp. Capital V, 10.25%, 8/15/39	750	784,687
Diversified Financial Services — 4.1%
JPMorgan Chase Capital XXI, Series U, 1.38%, 2/02/37 (b)	7,125	4,990,635

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Capital Trusts
Diversified Financial Services (concluded)
JPMorgan Chase Capital XXIII, 1.46%, 5/15/77 (b)	USD	6,190	$4,338,862
			9,329,497
Electric Utilities — 0.4%
PPL Capital Funding, 6.70%, 3/30/67 (b)		900	888,750
Insurance — 5.1%
American General Capital II, 8.50%, 7/01/30		100	98,078
AXA SA, 6.38% (a)(b)(f)		900	672,750
Chubb Corp., 6.38%, 3/29/67 (b)(c)		900	918,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		900	1,147,500
Lincoln National Corp., 7.00%, 5/17/66 (b)		900	850,500
Prudential Plc, 6.50%(f)		6,000	5,340,000
Reinsurance Group of America, 6.75%, 12/15/65 (b)		1,300	1,170,916
ZFS Finance (USA) (a)(b):
Trust II, 6.45%, 12/15/65		1,150	1,081,000
Trust IV, 5.88%, 5/09/32		190	185,250
			11,463,994
Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		900	909,804
Total Capital Trusts – 16.4%			37,253,578

Preferred Stocks	Shares
Diversified Financial Services — 0.4%
Ally Financial, Inc., 7.00% (a)	1,020	821,323
Total Preferred Stocks - 0.4%		821,323

Trust Preferred
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	19,290	428,045
Total Trust Preferred - 0.2%		428,045
Total Preferred Securities – 17.0%		38,502,946

Taxable Municipal Bonds	Par (000)		Value
Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31	USD	1,675	$2,028,006
Total Taxable Municipal Bonds – 0.9%			2,028,006

US Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae, 4.23%, 10/09/19 (c)(j)	805	621,929
Total US Government Sponsored Agency Securities – 0.3%		621,929

US Treasury Obligations
US Treasury Bond, 3.75%, 8/15/41 (c)	713	831,202
US Treasury Notes (c):
0.88%, 12/31/16	1,875	1,891,552
2.00%, 11/15/21	3,970	4,039,475
Total US Treasury Obligations – 3.0%		6,762,229

Warrants (k)	Shares
Media — 0.0%
Cumulus Media, Inc. (Expires 3/26/19)	5,183	17,333
Total Warrants – 0.0%		17,333
Total Long-Term Investments (Cost – $291,204,265) – 131.8%		298,495,885

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.12% (l)(m)	2,011,705	2,011,705
Total Short-Term Securities (Cost – $2,011,705) – 0.9%		2,011,705

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value
Exchange-Traded Put Options — 0.2%
S&P 500 Index, Strike Price USD 1,200.00, Expires 6/16/12		138	$437,460

	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.0%
Receive a fixed rate of 1.90% and pay a floating rate based on 3- month LIBOR, expires 2/08/12, Broker Deutsche Bank AG	USD	3,900	14,976
Receive a fixed rate of 2.40% and pay a floating rate based on 3- month LIBOR, expires 5/11/12, Broker Citibank NA		2,700	55,538
Receive a fixed rate of 2.61% and pay a floating rate based on 3- month LIBOR, expires 1/13/14, Broker Credit Suisse Securities (USA) LLC		500	26,632
			97,146
Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 2/08/12, Broker Deutsche Bank AG		3,900	—
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Deutsche Bank AG		2,300	25
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Citigroup NA		2,900	32
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker UBS Securities LLC		3,400	37
Pay a fixed rate of 2.61% and receive a floating rate based on 3-month LIBOR, Expires 1/13/14, Broker Credit Suisse Securities (USA) LLC		500	20,791
			20,885
Total Options Purchased (Cost – $642,085) – 0.2%			555,491
Total Investments Before Outstanding Options Written (Cost – $293,858,055*) – 132.9%			301,063,081

Options Written	Contracts		Value
Exchange-Traded Put Options — (0.1)%
S&P 500 Index, Strike Price USD 1,100.00, Expires 6/16/12		138	$(227,010)

	Notional Amount (000)
Over-the-Counter Call Swaptions — (0.8)%
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	USD	3,700	(706,783)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank NA		5,000	(1,020,567)
			(1,727,350)
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 4.03% and pay a floating rate based on 3- month LIBOR, Expires 4/16/12, Broker UBS AG		3,700	(4)
Receive a fixed rate of 2.00% and pay a floating rate based on 3- month LIBOR, Expires 11/01/12, Broker Citibank NA		16,500	(42,765)
Receive a fixed rate of 4.75% and pay a floating rate based on 3- month LIBOR, Expires 3/24/14, Broker Citibank NA		5,000	(38,581)
			(81,350)
Total Options Written (Premiums Received – $1,264,420) – (0.9)%			(2,035,710)

Total Investments, Net of Outstanding Options Written (Cost - $292,593,635) – 132.0%			299,027,371
Liabilities in Excess of Other Assets – (32.0)%			(72,469,324)
Net Assets – 100.0%			$226,558,047

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax cost	$293,599,849
	Gross unrealized appreciation	$18,365,080
	Gross unrealized depreciation	(10,901,848)
	Net unrealized appreciation	$7,463,232

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Non-income producing security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$270,938	$15,938
JPMorgan Securities	$146,450	$1,450
Citigroup Global Markets	$199,996	$—

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,459,914	(448,209)	2,011,705	$776

(m) Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

FKA	Formerly Known As
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)

•	Reverse repurchase agreements outstanding as of January 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
BNP Paribas Securities Corp.	0.35%	11/2/11	Open	$2,033,548	$2,031,750
BNP Paribas Securities Corp.	0.35%	11/16/11	Open	941,892	941,187
Credit Suisse Securities (USA) LLC	0.40%	11/16/11	Open	2,612,073	2,609,840
Credit Suisse Securities (USA) LLC	0.40%	11/30/11	Open	11,969,858	11,961,617
Barclays Capital Inc.	0.40%	12/1/11	Open	4,443,151	4,440,093
Credit Suisse Securities (USA) LLC	0.30%	12/6/11	Open	2,788,926	2,787,625
Credit Suisse Securities (USA) LLC	0.35%	12/6/11	Open	1,416,347	1,415,562
Deutsche Bank Securities, Inc.	0.05%	12/7/11	Open	335,501	335,475
Deutsche Bank Securities, Inc.	0.05%	1/10/12	Open	1,875,057	1,875,000
Deutsche Bank Securities, Inc.	1.00%	1/10/12	Open	273,167	273,000
UBS Securities LLC	0.30%	1/10/12	Open	2,190,283	2,189,900
UBS Securities LLC	0.31%	1/10/12	Open	458,458	458,375
UBS Securities LLC	0.35%	1/10/12	Open	8,399,527	8,397,812
UBS Securities LLC	0.37%	1/10/12	Open	1,767,978	1,730,625
UBS Securities LLC	0.38%	1/10/12	Open	17,367,654	17,363,805
UBS Securities LLC	0.39%	1/10/12	Open	1,001,103	1,000,875
BNP Paribas Securities Corp.	0.11%	1/11/12	Open	610,833	610,794
BNP Paribas Securities Corp.	0.35%	1/11/12	Open	788,615	788,454
UBS Securities LLC	0.10%	1/11/12	Open	228,876	228,863
BNP Paribas Securities Corp.	0.10%	1/12/12	Open	836,039	835,993
UBS Securities LLC	0.38%	1/12/12	Open	1,535,574	1,535,250
Barclays Capital Inc.	0.35%	1/18/12	Open	6,808,092	6,807,166
BNP Paribas Securities Corp.	0.37%	1/18/12	Open	2,140,108	2,139,800
Barclays Capital Inc.	0.35%	1/19/12	Open	937,678	937,560
Deutsche Bank Securities, Inc.	0.05%	1/19/12	Open	850,964	850,950
UBS Securities LLC	0.10%	1/19/12	Open	1,492,554	1,492,500
BNP Paribas Securities Corp.	0.35%	1/24/12	Open	1,521,718	1,521,600
UBS Securities LLC	0.25%	1/25/12	Open	792,601	792,562
Barclays Capital Inc.	0.40%	1/30/12	Open	2,136,047	2,136,000
Total				$80,554,222	$80,490,033

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.
•	Financial futures contracts purchased as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
3	2-Year US Treasury Note	Chicago Board of Trade	March 2012	USD	662,250	$994

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
154	5-Year US Treasury Note	Chicago Board of Trade	March 2012	USD	19,103,219	$(167,184)
83	10-Year US Treasury Note	Chicago Board of Trade	March 2012	USD	10,976,750	(180,371)
20	30-Year US Treasury Bond	Chicago Board of Trade	March 2012	USD	2,908,750	(78,158)
6	Ultra Long Term US Treasury	Chicago Board of Trade	March 2012	USD	959,812	(4,980)
	Bond
Total						$(430,693)

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	10

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)

•	Credit default swaps on single-name issues - buy protection outstanding as of January 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	1,725	$11,331
Southwest Airlines Co.	1.00%	Goldman Sachs & Co.	12/20/16	USD	570	(17,053)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland Plc	12/20/16	USD	570	(19,387)
Time Warner Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	USD	3,500	(6,113)
Emerson Electric	1.00%	Morgan Stanley & Co., Incorporated	3/20/17	USD	1,125	(9,325)
Total						$(40,547)

•	Credit default swaps on single-name issues - sold protection outstanding as of January 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	A-	USD	1,300	$(629)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	A-	USD	55	3,273
Assured Guaranty Corp.	5.00%	Citibank NA	3/20/15	A-	USD	234	16,092
DIRECTV Holdings LLC	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	BBB	USD	3,500	19,387
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	BBB	USD	425	(19,953)
Total							$18,170

	[1]	Using Standard & Poor’s rating.
	[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.
•	Credit default swaps on traded indexes - buy protection outstanding as of January 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
Dow Jones CDX North
America Investment
Grade Index 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	USD	21,000	$4,811

•	Interest rate swaps outstanding as of January 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.35%[1]	3-month LIBOR	JP Morgan - Chase & Co	11/21/16	USD	5,400	$(102,049)
2.72%[2]	3-month LIBOR	Deutsche Bank AG	8/08/21	USD	4,100	316,173
2.03%[2]	3-month LIBOR	Deutsche Bank AG	12/21/21	USD	100	1,232
4.38%[1]	3-month LIBOR	Goldman Sachs International	4/14/41	USD	200	(73,348)
4.35%[1]	3-month LIBOR	Deutsche Bank AG	4/15/41	USD	1,500	(542,801)
3.93%[1]	3-month LIBOR	Citibank NA	7/21/41	USD	2,600	(715,625)
3.00%[1]	3-month LIBOR	Credit Suisse Securities (USA) LLC	10/18/41	USD	600	(47,082)
Total						$(1,163,500)

[1]	Trust pays a fixed interest rate and receives floating rate.

[2]	Trust pays a floating interest rate and receives fixed rate.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments: Asset-Backed Securities	—	—	$1,056,250	$1,056,250
Corporate Bonds	—	$247,833,442	1,673,750	249,507,192
Preferred Securities	$428,045	38,074,901	—	38,502,946

Valuation Inputs	Level 1	Level 2	Level 3	Total
Taxable Municipal Bonds	—	$2,028,006	—	$2,028,006
US Government Sponsored Agency Securities	—	621,929	—	621,929
US Treasury Obligations	—	6,762,229	—	6,762,229
Warrants	—	17,333	—	17,333
Short-Term Securities	$2,011,705	—	—	2,011,705
Total	$2,439,750	$295,337,840	$2,730,000	$300,507,590

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$437,460	—	—	$437,460
Interest rate contracts	994	$435,436	—	436,430
Credit contracts	—	54,894	—	54,894
Liabilities:
Equity contracts	(227,010)	—	—	(227,010)
Interest rate contracts	(430,693)	(3,289,605)	—	(3,720,298)
Credit contracts	—	(71,831)	$(629)	(72,460)
Total	$(219,249)	$(2,871,106)	$(629)	$(3,090,984)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	12

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust III (BPP)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Corporate Bonds	Total
Assets:
Balance, as of October 31, 2011	$1,007,500	$1,690,000	$2,697,500
Accrued discounts/premiums	4,598	—	4,598
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[2]	44,152	(16,250)	27,902
Purchases	—	—	—
Sales	—	—	—
Transfers in3	—	—	—
Transfers out[3]	—	—	—
Balance, as of January 31, 2012	$1,056,250	$1,673,750	$2,730,000

[2]	The change in unrealized appreciation/depreciation on investments still held at January 31, 2012 was $1,717,902.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Credit Contracts (Assets)	Credit Contracts (Liabilities)	Total
Assets/Liabilities:
Balance, as of October 31, 2011	$2,351	—	$2,351
Accrued discounts/premiums	—	$2,125	2,125
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[4]	(2,351)	(629)	(2,980)
Purchases	—	—	—
Issuances[5]	—	—	—
Sales	—	—	—
Settlements[6]	—	(2,125)	(2,125)
Transfers in3	—	—	—
Transfers out[3]	—	—	—
Balance, as of January 31, 2012	—	$(629)	$(629)

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at January 31, 2012 was $2,979.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2012	13

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust III

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust III

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust III

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust III

Date: March 23, 2012